SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 707,462	$ 593,466	$ 503,327
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	614,903	518,170	441,305
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 92,559	$ 75,296	$ 62,022